Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Advances to suppliers	$ 0	$ 2,486	$ 1,834
Prepaid insurance	1,227	1,343	1,543
Other prepaid expenses	3,550	3,307	1,383
Total prepaid expenses and other current assets	$ 4,777	$ 7,136	$ 4,760